NUVEEN
Money Market
Funds



February 28, 1999

Annual Report

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

Reserves
California
Massachusetts
New York

Dear Shareholder




[Photo of Timothy R. Schwertfeger appears here]

Timothy R. Schwertfeger
Chairman of the Board

Wealth takes

a lifetime

to build.

Once achieved,

it should be

preserved.

I am pleased to report on the performance of the four Nuveen Tax-Free Money Market Funds over the past 12 months ended February 28, 1999. Given the market volatility of the past year, the Funds' conservative investment approach provided the financial security and stability you have come to expect from Nuveen Money Market Funds.

The Year in Review
The past 12 months were marked by periods of market volatility both at home and abroad, as the financial crisis that began in Asia spread to emerging markets and impacted economies around the globe. Investors responded to market uncertainties by seeking a haven in more conservative investments, such as municipal bond funds. Finally, to avert a potential domestic credit crunch and bring some stability to global markets, the Federal Reserve stepped in and eased short-term interest rates for the first time in almost three years. Between the end of September and mid-November 1998, three successive rate cuts brought the federal funds rate to 4.75%.

Throughout 1998, the U.S. economy exhibited more strength than had been expected. Current conditions indicate that this momentum could continue. One of the chief factors in achieving today's peaceful coexistence of economic growth and low inflation has been improved productivity. In the months ahead, we will continue to watch this and other factors that affect the economy's future, including corporate earnings reports, wage and employment statistics, the strength of the U.S. dollar, events in international markets, and any further interest rate indications from the Federal Reserve. We believe these key components will influence the outlook for fixed-income markets well into the next century.

Municipal Bonds: A Compelling Value
During the past year, rising bond prices, spurred in part by demand from international and conservative investors, drove yields on 30-year Treasuries to historic lows, even below 5% at times. Over this period, the yield on the Bond Buyer Revenue Bond Index, an unmanaged index of long-term municipal revenue bonds, fell seven basis points - from 5.36% to 5.29% - versus the 34-point drop in Treasury yields. At the end of February 1999, the ratio of long-term municipal yields compared to 30-year Treasury yields stood at 95%, compared with the more typical range of 86-87%. Over the past eight months, this ratio reached as high as 104%. For investors, this meant that quality long-term municipal bonds offered almost the same yield as Treasury bonds with comparable maturities -even before the tax advantages of municipal bonds were taken into account. On an after-tax basis, municipal bonds presented an exceptionally attractive investment option relative to Treasuries.

In the municipal market, low interest rates and the strong economy combined to generate high levels of new issuance and a dramatic increase in the refinancing of existing bonds. Municipal issuance in 1998 reached $284 billion, up 29% over 1997. In terms of total municipal issuance, 1998 ranked as the second largest year on record, next to 1993's $292 billion. Municipal bonds have continued to outperform Treasuries in 1999. There are two reasons for this. For starters, municipal

"Despite the

financial

turmoil in other

economic

circles, the

Nuveen Money

Market Funds

were able to

offer attractive

short-term

rates."

supply declined 30% in the first quarter of 1999 when compared to the first quarter of 1998, which made the bonds that were brought to market very attractive. The second factor involved a drop-off in demand for Treasuries by foreign investors. As the global economic turmoil subsided during the first quarter of 1999, so did the interest in the U.S. Treasury market.

The continued strength of the U.S. economy also produced improvements in the fundamental health of many municipalities and boosted the overall credit quality of municipal bonds. In 1998, issues upgraded by Moody's outnumbered downgrades by a margin of 4 to 1, while the comparable ratio at Standard & Poor's was more than 2 to 1.

Performance Review
Despite the financial turmoil in other economic circles, the funds in this report were able to offer attractive short-term rates. As of February 28, 1999, the Nuveen Tax-Free Reserves, Inc. offered investors a tax-free yield of 2.47%, which represented a taxable-equivalent yield of 3.58% for investors in the 31% federal income tax bracket. The tax-free yields for the three state money market funds were: 2.24% for California, 2.19% for Massachusetts, and 2.22% for New York. The taxable-equivalents were 3.59%, 3.61%, and 3.45%, respectively, for investors in the 31% federal and applicable state income tax bracket.

Please see your fund's Performance Overview in this report for more information.

News about the Massachusetts Fund
In early February, the Board of Directors of the Nuveen Massachusetts Tax-Free Money Market Fund approved the closure of the fund. Despite offering competitive yields, the size and competitive environment of the Massachusetts market have prevented the Fund from reaching a self-sustaining level of assets. In order to ensure an orderly closure, we asked shareholders to close out their accounts by either redeeming their shares or exchanging them for shares of another Nuveen money market or long-term fund. Any accounts still open as of the close of business on May 7, 1999 will be liquidated and a check for the redemption proceeds, including accrued dividends through May 7th, will be mailed to investors at their address of record.

Nuveen Expertise is Key
The solid track record of a proven investment manager is one key to taking advantage of the exceptional values currently available in the municipal market. The near-record level of municipal issuance in 1998, for example, highlighted the value of Nuveen's in-depth knowledge of the municipal market, as our portfolio management teams carefully analyzed the flood of issues to select those securities best suited to help the funds achieve their investment objectives. As a further enhancement to our management capabilities, Nuveen has assembled a strong group of investment managers - experts in their particular areas of the market - to provide investors with the advantage of their experience and insights. In addition to Nuveen Advisory Services for tax-free investing, you and your adviser can rely on Institutional Capital Corporation for value-oriented equity investing and Rittenhouse Financial Services, Inc. for growth-oriented equity investing. For more information on these funds, contact your financial adviser for a prospectus, or call Nuveen at (800) 621-7227. Please read the prospectus carefully before you invest or send money.

We encourage you to talk with your financial adviser about Nuveen's expanding array of investments and the ways they can help you establish a diversified portfolio designed to build and sustain long-term financial security. We are grateful for the confidence you have placed in us and are dedicated to maintaining your trust in the years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 15, 1999

Nuveen Tax-Free Reserves, Inc.

Performance Overview

As of February 28, 1999

----------------------------------------------------------------
Portfolio Statistics
----------------------------------------------------------------
Inception Date                                            11/82
Net Assets ($000)                                      $252,354
Average Weighted Maturity (days)                          36.82
----------------------------------------------------------------

----------------------------------------------------------------
Tax-Free Yields
----------------------------------------------------------------
SEC 7-Day Yield                                            2.47%
SEC 30-Day Yield                                           2.29%
----------------------------------------------------------------

----------------------------------------------------------------
Taxable-Equivalent (based on a federal income tax rate of 31%)
----------------------------------------------------------------
SEC 7-Day Yield                                            3.58%
SEC 30-Day Yield                                           3.32%
----------------------------------------------------------------

----------------------------------------------------------------
Diversification (as a % of total investments)
----------------------------------------------------------------
Healthcare                                                   19%
Tax Obligation/General                                       18%
Long-Term Care                                               13%
Utilities                                                    12%
Industrial/Other                                              7%
Education and Civic Organizations                             7%
Water and Sewer                                               5%
Tax Obligation/Limited                                        5%
Basic Materials                                               5%
Capital Goods                                                 4%
Consumer Cyclicals                                            4%
Housing/Multifamily                                           1%
----------------------------------------------------------------
                                                            100%
================================================================

----------------------------------------------------------------
1998-1999 Index Comparison
----------------------------------------------------------------

[LINE CHART APPEARS HERE]

                                        IBC Donoghue Retail
          Nuveen Tax-Free Reserves    Tax-Exempt Money Market
               30-Day Yield                Fund Average
 2/98              2.74                         2.77
 3/98              2.78                         2.78
 4/98              3.08                         3.16
 5/98              3.45                         3.45
 6/98              3.04                         3.02
 7/98              2.93                         2.89
 8/98              2.87                         2.81
 9/98              2.94                         2.91
10/98              2.83                         2.75
11/98              2.77                         2.68
12/98              2.76                         2.68
 1/99              2.56                         2.49
 2/99              2.29                         2.19

Past performance is not predictive of future performance.

Nuveen California
Tax-Free Money Market Fund
Performance Overview
As of February 28, 1999

Portfolio Statistics
Inception Date                                             3/86
Net Assets ($000)                                      $177,315
Average Weighted Maturity (days)                          28.63
----------------------------------------------------------------

----------------------------------------------------------------
Tax-Free Yields
----------------------------------------------------------------
SEC 7-Day Yield                                            2.24%
SEC 30-Day Yield                                           2.04%
----------------------------------------------------------------

----------------------------------------------------------------
Taxable-Equivalent (based on a federal income tax rate of 37.5%)
----------------------------------------------------------------
SEC 7-Day Yield                                            3.58%
SEC 30-Day Yield                                           3.26%
----------------------------------------------------------------

----------------------------------------------------------------
Diversification (as a % of total investments)
----------------------------------------------------------------
Tax Obligation/General                                       23%
Tax Obligation/Limited                                       18%
Housing/Multifamily                                          17%
Healthcare                                                   16%
Water and Sewer                                               9%
Long-Term Care                                                5%
Consumer Staples                                              4%
Transportation                                                4%
Utilities                                                     4%
----------------------------------------------------------------
                                                            100%
================================================================

----------------------------------------------------------------
1998 - 1999 Index Comparison
----------------------------------------------------------------


[LINE CHART APPEARS HERE]

                                       IBC Donoghue California
             Nuveen California         Retail Tax-Exempt Money
               30-Day Yield              Market Fund Average
 2/98              2.83                         2.59
 3/98              2.89                         2.60
 4/98              3.37                         3.06
 5/98              3.33                         3.09
 6/98              3.12                         2.86
 7/98              2.90                         2.60
 8/98              2.66                         2.37
 9/98              2.97                         2.57
10/98              2.78                         2.44
11/98              2.62                         2.41
12/98              2.63                         2.45
 1/99              2.41                         2.26
 2/99              2.04                         1.91

Past performance is not predictive of future performance.

Nuveen Massachusetts
Tax-Free Money Market Fund
Performance Overview
As of February 28, 1999

Portfolio Statistics

Inception Date                                                        2/87
 ..........................................................................
Net Assets ($000)                                                  $40,774
 ..........................................................................
Average Weighted Maturity (days)                                     32.52
--------------------------------------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                                                      2.19%
 ..........................................................................
SEC 30-Day Yield                                                     1.97%
--------------------------------------------------------------------------

Taxable-Equivalent (based on a federal income tax rate of 35%)

SEC 7-Day Yield                                                      3.37%
 ..........................................................................
SEC 30-Day Yield                                                     3.03%
--------------------------------------------------------------------------

Diversification (as a % of total investments)
 ..........................................................................
Education and Civic Organizations                                      28%
 ..........................................................................
Tax Obligation/General                                                 19%
 ..........................................................................
Healthcare                                                             17%
 ..........................................................................
Housing/Multifamily                                                    16%
 ..........................................................................
Water and Sewer                                                        10%
 ..........................................................................
Long-Term Care                                                          5%
 ..........................................................................
Utilities                                                               3%
 ..........................................................................
Tax Obligation/Limited                                                  2%
--------------------------------------------------------------------------
                                                                      100%
==========================================================================

1998-1999 Index Comparison

[LINE CHART APPEARS HERE]

                                       IBC Donoghue Massachusetts Retail
      Nuveen Massachusetts Retail     Tax-Exempt Money Market Fund Average

2/98             2.71                                 2.65
3/98             2.82                                 2.62
4/98             3.21                                 3.03
5/98             3.24                                 3.12
6/98             2.99                                 2.89
7/98             2.83                                 2.77
8/98             2.74                                 2.69
9/98             2.84                                 2.78
10/98            2.68                                 2.65
11/98            2.62                                 2.58
12/98            2.62                                 2.57
1/99             2.38                                 2.37
2/99             1.96                                 2.06

Past performance is not predictive of future performance.

Nuveen New York
Tax-Free Money Fund
Performance Overview
As of February 28, 1999

Portfolio Statistics

Inception Date                                                        2/87
 ..........................................................................
Net Assets ($000)                                                  $35,303
 ..........................................................................
Average Weighted Maturity (days)                                     38.58
--------------------------------------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                                                      2.22%
 ..........................................................................
SEC 30-Day Yield                                                     2.00%
--------------------------------------------------------------------------

Taxable-Equivalent (based on a federal income tax rate of 35.5%)

SEC 7-Day Yield                                                      3.44%
 ..........................................................................
SEC 30-Day Yield                                                     3.10%
--------------------------------------------------------------------------

Diversification (as a % of total investments)

Tax Obligation/General                                                 24%
 ..........................................................................
Education and Civic Organizations                                      17%
 ..........................................................................
Tax Obligation/Limited                                                 12%
 ..........................................................................
Housing/Multifamily                                                     9%
 ..........................................................................
Long-Term Care                                                          9%
 ..........................................................................
Utilities                                                               7%
 ..........................................................................
Water and Sewer                                                         6%
 ..........................................................................
Healthcare                                                              5%
 ..........................................................................
Consumer Cyclicals                                                      4%
 ..........................................................................
Transportation                                                          4%
 ..........................................................................
Industrial/Other                                                        3%
--------------------------------------------------------------------------
                                                                      100%
==========================================================================

1998-1999 Index Comparison

[LINE CHART APPEARS HERE]

       Nuveen New York 30-Day Yield    IBC Donoghue New York Retail Tax-Exempt

2/98               2.68                                  2.68
3/98               2.72                                  2.66
4/98               3.20                                  3.07
5/98               3.25                                  3.12
6/98               3.00                                  2.94
7/98               2.84                                  2.79
8/98               2.67                                  2.67
9/98               2.83                                  2.78
10/98              2.59                                  2.62
11/98              2.55                                  2.57
12/98              2.59                                  2.57
1/99               2.38                                  2.38
2/99               1.99                                  2.06

Past performance is not predictive of future performance.

Portfolio of Investments
Nuveen Tax-Free Reserves, Inc.
February 28, 1999

    Principal                                                                    Amortized
       Amount    Description                                      Ratings*            Cost
------------------------------------------------------------------------------------------
                 Alabama -  0.6%
$  $1,500,000    Industrial Development Board of the City             Aa-2     $ 1,500,000
                    of Citronelle, Alabama, Pollution Control
                    Revenue Bonds, Series 1992 (Akzo Chemicals
                    Inc. Project), Variable Rate Demand Bonds,
                    3.050%, 2/01/04+
------------------------------------------------------------------------------------------
                 Arizona - 3.2%
   8,000,000     Mesa Municipal Development Corporation             VMIG-1       8,000,000
                    (Arizona), Special Tax Updates Bonds,
                    Series 1985, Commercial Paper,
                    2.850%, 4/01/99
------------------------------------------------------------------------------------------
                 California - 1.2%
   3,000,000     California School Cash Reserve Program              MIG-1       3,007,401
                    Authority, Pooled Short-Term Obligation
                    Notes, Series, 1998A, 4.500%, 7/02/99
------------------------------------------------------------------------------------------
                 Colorado - 1.3%
   3,300,000     Fort Morgan, Colorado, Waterworks and                A-1+       3,300,000
                    Distribution Enterprises, Water Revenue,
                    Series 1997, Variable Rate Demand Bonds,
                    3.000%, 12/01/17+
------------------------------------------------------------------------------------------
                 District of Columbia - 3.8%
   1,400,000     District of Columbia (Washington, D.C.)            VMIG-1       1,400,000
                    General Obligation Bonds, Variable Rate
                    Demand Bonds, Series 1992A-5, 3.350%,
                    10/01/07+

   3,800,000     District of Columbia (Washington, D.C.)            VMIG-1       3,800,000
                    General Obligation Bonds, Variable Rate
                    Demand Bonds, Series 1992A-4, 3.350%,
                    10/01/07+

   4,500,000     District of Columbia (Washington, D.C.)            VMIG-1       4,500,000
                    General Obligation Bonds, Variable Rate
                    Demand Bonds, Series 1992A-2, 3.350%,
                    10/01/07+
------------------------------------------------------------------------------------------
                 Florida - 4.7%
   3,100,000     Pasco County Housing Finance Authority,            VMIG-1       3,100,000
                    Multifamily Housing Revenue Bonds
                    (Carlton Arms of Magnolia Valley Project),
                    Series 1985, Variable Rate Demand Bonds,
                    3.075%, 12/01/07+

   4,800,000     Sarasota County (Florida) Public Hospital            A-1+       4,800,000
                    District, Sarasota Memorial Hospital
                    Project, 1985 Series S, Commercial
                    Paper, 2.650%, 5/14/99

   4,000,000     Sunshine State Governmental Financing              VMIG-1       4,000,000
                    Commission, Commercial Paper, 2.750%,
                    5/07/99
------------------------------------------------------------------------------------------
                 Hawaii - 0.4%
   900,000       Department of Budget and Finance of the               A-1         900,000
                    State of Hawaii, Special Purpose Floating
                    Rate Demand Revenue Bonds (Adventist Health
                    System-West), Series 1984, Variable Rate
                    Demand Bonds, 3.100%, 9/01/99
------------------------------------------------------------------------------------------
                 Illinois - 20.9%
   6,000,000     Illinois Health Facilities Authority, The          VMIG-1      16,000,000
                    University of Chicago Hospitals, Series
                    1998, Variable Rate Demand Bonds, 3.250%,
                    8/01/26+

   7,000,000     Illinois Development Finance Authority,               P-1       7,000,000
                    Pollution Control Revenue Bonds
                    (Diamond-Star Motors Corporation Project),
                    Series 1985, Variable Rate Demand Bonds,
                    4.250%, 12/01/08+

   2,500,000     Illinois Development Finance Authority               A-1+       2,500,000
                    (Radiological Society of North America),
                    Series 1997, Variable Rate Demand Bonds,
                    2.850%, 6/01/17+

   2,475,000     Illinois Development Finance Authority                N/R       2,475,000
                    (American College of Occupational and
                    Developmental Medicine Project),
                    Series 1998, Variable Rate Demand Bonds,
                    2.950%, 10/01/18+

   6,000,000     Illinois Educational Facilities                    VMIG-1       6,000,000
                    Authority, Shedd Aquarium Society, Series
                    1987B, Commercial Paper, 3.700%, 7/20/99

   5,500,000     Illinois Health Facilities Authority,              VMIG-1       5,500,000
                    Series 1997 (Victory Health Services),
                    Commercial Paper, 2.950%, 5/13/99

   3,000,000     City of Chicago, Illinois, General                 VMIG-1       3,000,000
                    Obligation Tender Notes, Series 1994C,
                    3.050%, 10/31/99

   5,730,000     City of Chicago, Illinois (De La Salle               A-1+       5,730,000
                    Institute Project), Series 1997, Variable
                    Rate Demand Bonds, 3.000%, 4/01/27+

   10,700,000    Decatur (Illinois), Water Revenue, Series             A-2      10,700,000
                    1985 (New South Water Treatment),
                    Commercial Paper, 4.125%, 3/03/99

    Principal                                                                    Amortized
       Amount    Description                                      Ratings*            Cost
------------------------------------------------------------------------------------------
                 Illinois (continued)
$   2,100,000    City of Macomb, Illinois, Adjustable Rate             N/R     $ 2,100,000
                    Capital Improvement Revenue Bonds, Series
                    1996 (Wesley Village Project),
                    Variable Rate Demand Bonds, 2.950%,
                    8/01/17+

   1,770,000     Village of Oak Park, Illinois (Lone Tree              N/R       1,770,000
                    Area Girl Scout Council, Inc. Project),
                    Series 1997, Variable Rate Demand Bonds,
                    2.950%, 11/01/17+
------------------------------------------------------------------------------------------
                 Iowa - 1.1%
   2,900,000     City of Eddyville, Iowa, Industrial                   N/R       2,900,000
                    Development Revenue Bonds (Heartland
                    Lysine, Inc. Project), Series 1985,
                    Variable Rate Demand Bonds, 3.450%,
                    11/01/03+
------------------------------------------------------------------------------------------
                 Kansas - 1.6%
   4,000,000     City of Olathe, Kansas, General                     MIG-1       4,002,551
                    Obligation Temporary Notes, Series 1998B,
                    3.250%, 6/01/99
------------------------------------------------------------------------------------------
                 Kentucky - 4.8%
   3,000,000     Kentucky Economic Development Finance              VMIG-1       3,000,000
                    Authority, Hospital Revenue (Baptist
                    Health Care), Series C, Variable Rate
                    Demand Bonds, 3.300%, 8/15/31+

   9,005,000     Hancock County, Kentucky, Industrial                  N/R       9,005,000
                    Building Revenue Refunding Bonds
                    (Southwire Company Project), Series 1990,
                    Variable Rate Demand Bonds, 3.150%,
                    7/01/10+
------------------------------------------------------------------------------------------
                 Louisiana - 4.1%
   9,000,000     Ascension Parish Pollution Control (BASF              P-1       9,000,000
                    Wyandotte Corporation), Variable Rate
                    Demand Bonds, 3.300%, 12/01/05+

   1,410,000     Kentwood, Louisiana, Industrial                      Aa-2       1,410,000
                    Development Adjustable Rate Demand
                    Revenue Bonds, Series 1993 Refunding
                    (Suntory Water Group Inc), 3.050%,
                    8/01/12+
------------------------------------------------------------------------------------------
                 Massachusetts - 0.4%
   1,000,000     Massachusetts Health and Educational Facilities    VMIG-1       1,000,000
                    Authority (Harvard University), Variable Rate
                    Demand Bonds, 2.700%, 2/01/16+
------------------------------------------------------------------------------------------
                 Michigan - 4.8%
   7,100,000     Michigan Job Development Authority,                   A-1       7,100,000
                    Limited Obligation Revenue Bonds
                    (Frankenmuth Bavarian Inn Motor Lodge
                    Project), Series A, Variable Rate Demand
                    Bonds, 3.500%, 9/01/15+

   5,000,000     Detroit City School District (County of             SP-1+       5,013,694
                    Wayne, State of Michigan), State School
                    Aid Notes, Series 1998 (Limited Tax
                    Obligation), 4.500%, 7/01/99
------------------------------------------------------------------------------------------
                 Minnesota - 2.0%
   4,985,000     City of Bloomington, Minnesota, Floating             A-1+       4,985,000
                    Rate Demand Commercial Revenue Bonds
                    (James Avenue Associates Project),
                    Series 1985, Variable Rate Demand Bonds,
                    3.000%, 12/01/15+
------------------------------------------------------------------------------------------
                 Mississippi - 1.6%
   4,000,000        Jackson County, Mississippi, Port                  P-1       4,000,000
                    Facility Refunding Revenue Bonds (Chevron
                    U.S.A. Inc. Project), Series 1993,
                    Variable Rate Demand Bonds, 3.250%,
                    6/01/23+
------------------------------------------------------------------------------------------
                 Missouri - 5.0%
   4,600,000     Health and Educational Facilities                  VMIG-1       4,600,000
                    Authority of the State of Missouri,
                    Health Facilities Revenue Bonds (Bethesda
                    Barclay), Series 1996A, Variable Rate
                    Demand Bonds, 3.500%, 8/15/26+

   8,000,000     State Environmental Improvement and Energy         VMIG-1       8,000,000
                    Resources Authority of the State of
                    Missouri, Pollution Control Revenue Bonds,
                    Series 1985 A (Union Electric Company),
                    Commercial Paper, 3.000%, 3/08/99
------------------------------------------------------------------------------------------
                 New Hampshire - 2.7%
   6,800,000     New Hampshire Higher Educational and                  A-1       6,800,000
                    Health Facilities Authority, Hunt
                    Community Issue, Series 1996, Variable
                    Rate Demand Bonds, 2.950%, 5/01/26+
------------------------------------------------------------------------------------------
                 New Mexico - 1.0%
   2,500,000     State of New Mexico, 1998-1999 Tax and              MIG-1       2,506,290
                    Revenue Anticipation Notes, 3.750%,
                    6/30/99
------------------------------------------------------------------------------------------
                 North Carolina - 1.2%
   3,000,000     The Wake County Industrial Facilities and          VMIG-1       3,000,000
                    Pollution Control Financing Authority,
                    Pollution Control Refunding Bonds
                    (Carolina Power and Light Company
                    Project), Series 1985C, Variable Rate
                    Demand Bonds, 3.050%, 10/01/15+

                        Portfolio of Investments
                        Nuveen Tax-Free Reserves, Inc. (continued)
                        February 28, 1999

    Principal                                                                    Amortized
       Amount    Description                                      Ratings*            Cost
------------------------------------------------------------------------------------------
                 Ohio - 8.3%

$   1,000,000    Butler County, Ohio, Limited Tax General            MIG-1     $ 1,000,196
                    Obligation Bond Anticipation Notes,
                    3.500%, 3/19/99

    7,800,000    Centerville (Ohio), Health Care Revenue            VMIG-1       7,800,000
                    Bonds (Bethany Lutheran Village
                    Continuing Care Facilities Expansion
                    Project), Variable Rate Demand Bonds,
                    2.850%, 5/01/08+

    3,600,000    Cuyahoga County, University Hospital of            VMIG-1       3,600,000
                    Cleveland, Series 1985, Variable Rate
                    Demand Bonds, 3.350%, 1/01/16+

    5,120,000    County of Erie, Ohio, Adjustable Rate
                    Demand Health Care Facilities Revenue
                    Bonds (The Commons of Providence
                    Project), Series 1996 B, Variable
                    Rate Demand Bonds, 3.070%, 10/01/21+            VMIG-1       5,120,000

    3,445,000    County of Franklin, Ohio, Floating Rate
                    Demand Hospital Financing Revenue Bonds,
                    Series 1993 (Traditions at Mill Run
                    Project), Variable Rate Demand Bonds,
                    3.100%, 11/01/14+                                  N/R       3,445,000
------------------------------------------------------------------------------------------
                 Pennsylvania - 5.7%

    2,250,000    Butler County Industrial Development                  N/R       2,250,000
                    Authority (Pennsylvania), Industrial
                    Development Revenue Bonds (Wise Business
                    Forms Project), Series 1997, Variable
                    Rate Demand Bonds, 3.020%, 8/01/18+

    7,000,000    Dauphin County General Authority (Pennsylvania),     A-1+       7,000,000
                    Variable Rate Demand Revenue Bonds (All
                    Health Pooled Financing Program),
                    Series A of 1997, 3.000%, 10/01/27+

    5,000,000    City of Philadelphia, Pennsylvania, Tax             MIG-1       5,009,823
                    and Revenue Anticipation Notes, Series A
                    of 1998-1999, 4.250%, 6/30/99
------------------------------------------------------------------------------------------
                    Tennessee - 1.0%

    2,500,000    The Industrial Development Board of the               N/R       2,500,000
                    County of Jackson, Tennessee, Industrial
                    Development Revenue Bonds
                    (Esselte Project), Series 1985B, Variable
                    Rate Demand Bonds, 3.350%, 8/01/15+
------------------------------------------------------------------------------------------
                 Texas - 5.3%

    5,000,000     State of Texas, Transportation System,              MIG-1      5,000,000
                    Commercial Paper, Series B, 2.950%,
                    8/13/99

    8,500,000    Brownsville, Texas, Utility System,                  A-1+       8,500,000
                    Commercial Paper, Series A, 2.750%,
                    5/14/99
------------------------------------------------------------------------------------------
                 Utah - 1.3%

    3,200,000    West Valley City (Utah), Industrial                   N/R       3,200,000
                    Development (Johnson Matthey Project),
                    Series 1987, Variable Rate Demand Bonds,
                    3.350%, 12/01/11+
------------------------------------------------------------------------------------------
                 Virginia - 2.3%

    2,600,000    The Industrial Development Authority of               N/R       2,600,000
                    the City of Norfolk, Floating Rate
                    Industrial Development Revenue Bonds
                    (Norfolk-Virginia Beach-Portsmouth MSA
                    Limited Partnership Project), Series
                    1984, Variable Rate Demand Bonds,
                    5.363%, 11/01/04+

    3,300,000    The Industrial Development Authority of               N/R       3,300,000
                    the City of Richmond, Floating Rate
                    Industrial Development Revenue Bonds
                    (Richmond MSA Limited Partnership
                    Project), Variable Rate Demand Bonds,
                    3.900%, 11/01/04+
------------------------------------------------------------------------------------------
                 Washington - 3.2%

    4,700,000    Washington Health Care Facilities                     A-1       4,700,000
                    Authority, Series 1984 (Adventist Health
                    System-West/Walla Walla General Hospital),
                    Variable Rate Demand Bonds, 3.100%,
                    9/01/09+

    3,400,000    Housing Authority of the City of Tacoma               N/R       3,400,000
                    (Washington), Series 1998 (Crown Assisted
                    Living Project), Adjustable Rate
                    Demand Bonds, 2.950%, 6/01/28+
------------------------------------------------------------------------------------------
                 Wisconsin - 6.1%

    6,000,000    Wisconsin Health and Educational                      P-2       6,000,000
                    Facilities Authority, Alexian Village of
                    Milwaukee, Inc. Refinancing, Series 1988A,
                    Variable Date Demand Bonds, 4.125%,
                    3/01/17+

    3,000,000    Wisconsin Health and Educational                      A-1       3,000,000
                    Facilities Authority, Adjustable Put
                    Option Revenue Bonds, Series 1997
                    (Froedtert Memorial Lutheran Hospital
                    Trust), Variable Rate Demand Bonds,
                    3.000%, 4/01/27+

    3,400,000    Cedarburg, Wisconsin, School District,                N/R       3,401,997
                    Tax and Revenue Anticipation Notes,
                    3.600%, 9/20/99

    3,000,000    Mukwango Area School District, Waukesha             MIG-1       3,012,765
                    and Walworth Counties, Wisconsin, Bonds
                    Anticipation Notes,
                    Series 1999, 3.750%, 11/01/99
------------------------------------------------------------------------------------------
$ 251,190,000    Total Investments - 99.6%                                     251,244,717
=============-----------------------------------------------------------------------------
                 Other Assets Less Liabilities - 0.4%                            1,109,439
                 -------------------------------------------------------------------------
                 Net Assets - 100%                                            $252,354,156
                 =========================================================================

                 * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                 N/R  Investment is not rated.

                 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Portfolio of Investments
                        Nuveen California Tax-Free Money Market Fund
                        February 28, 1999

    Principal                                                                    Amortized
       Amount    Description                                      Ratings*            Cost
------------------------------------------------------------------------------------------
                 Consumer Staples - 3.9%

   $7,000,000    San Dimas (California), Industrial                    N/R     $ 7,000,000
                    Development Revenue Bonds (Bausch & Lomb
                    Incorporated), Series 1985, Variable Rate
                    Demand Bonds, 3.150%, 12/01/15+
------------------------------------------------------------------------------------------
                 Health Care - 16.4%

    5,000,000    California Health Facilities Financing             VMIG-1       5,000,000
                    Authority, Insured Revenue Bonds
                    (Sutter/CHS), Series 1996C, Variable
                    Rate Demand Bonds, 3.100%, 7/01/22+

    7,100,000    California Health Facilities Financing             VMIG-1       7,100,000
                    Authority, Hospital Revenue Bonds,
                    Series 1998A (Adventist Health System
                    West), Variable Rate Demand Bonds,
                    3.100%, 9/01/28+

    1,300,000    California Health Facilities Financing             VMIG-1       1,300,000
                    Authority, Refunding Revenue Bonds (St.
                    Joseph Health System), Series 1985B,
                    Variable Rate Demand Bonds, 3.100%,
                    7/01/13+

    4,000,000    California Statewide Communities                     A-1+       4,000,000
                    Development Authority, Tri-Modal Variable
                    Rate Revenue Refunding Certificates of
                    Participation (House Ear Institute), 1993
                    Series A, 3.100%, 12/01/18+

    3,700,000    California Statewide Communities                   VMIG-2       3,700,000
                    Development Authority, Certificates of
                    Participation (Sutter Health Obligation
                    Group), Variable Rate Demand Bonds,
                    Series 1995, 3.550%, 7/01/15+

    5,000,000    Torrance Hospital (Little Company of Mary            A-1+       5,000,000
                    Hospital - Torrance Memorial Hospital),
                    Variable Rate Demand Bonds,
                    2.700%, 2/01/22+

    2,900,000    Washington Township Hospital District              VMIG-2       2,900,000
                    (Alameda County, California), 1985 Issue
                    A, Floating Rate Demand Revenue Bonds,
                    4.500%, 1/01/16+
------------------------------------------------------------------------------------------
                 Housing/Multifamily - 17.1%

    2,740,000    City of Chico, California, Multifamily                N/R       2,740,000
                    Housing Revenue Refunding Bonds, Series
                    1995A (Sycamore Glen Project), Variable
                    Rate Demand Bonds, 3.200%, 4/07/14+

    3,000,000    Hayward Housing Authority, Multifamily                A-2       3,000,000
                    Mortgage Revenue Bonds, Refunding Series
                    1993A (Huntwood Terrace), Variable
                    Rate Demand Bonds, 4.350%, 3/01/27+

    4,000,000    Los Angeles Community Redevelopment                VMIG-2       4,000,000
                    Agency, Multifamily Housing Revenue,
                    Series 1985 (Skyline at South Park
                    Apartments Phase II), Variable Rate
                    Demand Bonds, 4.150%, 12/01/05+

    4,696,000    City of Los Angeles, Multifamily Housing           VMIG-2       4,696,000
                    Revenue Bonds (Studio Colony Project),
                    Series 1985C, Variable Rate
                    Demand Bonds, 2.600%, 5/01/07+

    1,000,000    City of Ontario, California, Multifamily           VMIG-1       1,000,000
                    Residential Mortgage Revenue Bonds, Issue
                    A of 1985 (Park Centre Partners),
                    Variable Rate Demand Bonds, 2.100%,
                    8/01/07+

    7,000,000    Orange County (California), Apartment                A-1+       7,000,000
                    Development Revenue, Series 1985T
                    (Monarch Bay Apartments Project),
                    Variable Rate Demand Bonds, 2.100%,
                    10/01/07+

    5,000,000    Orange County (California), Apartment                A-1+       5,000,000
                    Development Revenue, Series 1998-2 (WLCO
                    LF Partners), Issue G, Variable
                    Rate Demand Bonds, 2.600%, 11/15/28+

    2,830,000    San Diego County, Multifamily Mortgage               A-1+       2,830,000
                    Revenue (La Jolla Pointe Apartments
                    Project), Series D, Variable Rate
                    Demand Bonds, 2.100%, 8/01/14+
------------------------------------------------------------------------------------------
                 Long-Term Care - 4.9%

    3,600,000    Certificates of Participation, California          VMIG-1       3,600,000
                    Statewide Communities Development
                    Authority, Northern California Retired
                    Officers Community, Variable Rate
                    Demand Bonds, 3.050%, 6/01/26+

    5,100,000    City of Santa Ana, Multi-Modal                        A-1       5,100,000
                    Interchangeable Rate Health Facility
                    Revenue Bonds (Town and Country Manor
                    Project), Series 1990, Variable Rate
                    Demand Bonds, 3.100%, 10/01/20+
------------------------------------------------------------------------------------------
                 Tax Obligation/General - 22.4%

    3,000,000    California School Cash Reserve Program              MIG-1       3,007,401
                    Authority, Pooled Short-Term Obligations,
                    Series 1998A, 4.500%, 7/02/99

    5,000,000    California State, Revenue Anticipation              MIG-1       5,013,746
                    Notes, Series 1998, 4.000%, 6/30/99

                        Portfolio of Investments
                        Nuveen California Tax-Free Money Market Fund (continued) February 28, 1999

    Principal                                                                    Amortized
       Amount    Description                                      Ratings*            Cost
------------------------------------------------------------------------------------------
                 Tax Obligation/General (continued)

   $3,000,000    County of Alameda, California, 1998-99              MIG-1     $ 3,010,207
                    Tax and Revenue Anticipation Notes,
                    4.500%, 7/07/99

    2,700,000    Elk Grove Unified School District                   SP-1+       2,707,772
                    (Sacramento County, California),
                    1998 Tax and Revenue Anticipation
                    Notes, 4.500%, 6/30/99

    3,900,000    Irvine Ranch Water District (California),            A-1+       3,900,000
                    Consolidated Refunding Bonds, Series
                    1985-B, 1986 Capital Improvement Project,
                    Variable Rate Demand Bonds, 3.000%,
                    10/01/04+

    6,400,000    Irvine Ranch Water District (California),            A-1+       6,400,000
                    Consolidated Bonds, Series 1985-B, 1986
                    Capital Improvement Project, Variable
                    Rate Demand Bonds, 3.000%, 10/01/09+

    1,400,000    Irvine Ranch Water District (California),          VMIG-1       1,400,000
                    Consolidated Improvement Districts,
                    Series 1989, Variable Rate
                    Demand Bonds, 3.000%, 6/01/15+

    5,000,000    Irvine Ranch Water District (California),          VMIG-1       5,000,000
                    Consolidated Refunding Bonds, Series A,
                    Variable Rate Demand Bonds,
                    3.000%, 5/01/09+

    4,401,000    San Diego County, Teeter Obligation                   P-1       4,401,000
                    Tax-Exempt Commercial Paper, Series B-1,
                    2.800%, 3/10/99

    5,000,000    South Coast Local Education Agencies                SP-1+       5,014,876
                    (California), Pooled Tax and Revenue
                    Anticipation Notes, Series 1998A,
                    4.500%, 6/30/99
------------------------------------------------------------------------------------------
                 Tax Obligation/Limited - 17.4%

    3,650,000    Los Angeles County Metropolitan Transportation        A-1       3,650,000
                    Authority, Second Subordinate Sales
                    Tax Revenue Bonds, Commercial Paper,
                    2.700%, 5/13/99

    5,000,000    Los Angeles County Capital Assets Leasing            A-1+       5,000,000
                    Corporation, Lease Revenue, Tax-Exempt
                    Commercial Paper, 2.550%, 3/05/99

    1,800,000    Oakland, California, Certificates of                  N/R       1,800,000
                    Participation, Capital Improvement
                    Project, Variable Rate Demand Bonds,
                    Series 1985, 2.950%, 12/01/15+

    8,000,000    Orange County (California), Improvement            VMIG-1       8,000,000
                    Bond Act of 1915, Irvine Coast Assessment
                    District No. 88-1, Limited Obligation
                    Improvement, Variable Rate Demand Bonds,
                    3.100%, 9/02/18+

    2,500,000    County of Riverside, California, Teeter              A-1+       2,500,000
                    Obligation, Series B, Commercial Paper,
                    2.400%, 5/06/99

    8,000,000    San Joaquin County Transportation                    A-1+       8,000,000
                    Authority, Sales Tax Revenue, Commercial
                    Paper, Limited Tax Bonds, 2.600%, 6/01/99

    1,860,000    Santa Clara County Transit District,                  AAA       1,860,000
                    Refunding Equipment Trust Certificates,
                    Variable Rate Demand Bonds, 2.100%,
                    6/01/15+
------------------------------------------------------------------------------------------
                 Transportation - 3.6%

    6,295,000    San Francisco Airport Commission, San                A-1+       6,295,000
                    Francisco International Airport,
                    Subordinate Commercial Paper, Series B,
                    2.250%, 3/09/99
------------------------------------------------------------------------------------------
                 Utilities - 3.9%

    7,000,000    Sacramento Municipal Utility District,             VMIG-1       7,000,000
                    Commercial Paper, 2.400%, 5/14/99
------------------------------------------------------------------------------------------
                 Water and Sewer - 9.0%

    4,500,000    Hillsborough (California), Certificates               A-1       4,500,000
                    of Participation, Water and Sewer System
                    Project, Series 1995A, Variable Rate
                    Demand Bonds, 3.050%, 6/01/15+

    1,900,000    City of Los Angeles (California),                    A-1+       1,900,000
                    Wastewater System Revenue Notes,
                    Commercial Paper, 2.400%, 5/18/99

    3,850,000    Monterey County Financing Authority,               VMIG-1       3,850,000
                    Revenue Bonds (Reclamation and
                    Distribution Project), Series 1995A,
                    Variable Rate Demand Bonds, 2.700%,
                    9/01/36+

    5,700,000    Santa Paula Public Financing Authority,               A-2       5,700,000
                    Lease Revenue Bonds, Series 1996, Water
                    System Acquisition Project, Variable
                    Rate Demand Bonds, 2.250%, 2/01/26+
------------------------------------------------------------------------------------------
$ 174,822,000    Total Investments - 98.6%                                     174,876,002
=============-----------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.4%                            2,439,156
                 -------------------------------------------------------------------------
                 Net Assets - 100%                                        $    177,315,158
                 =========================================================================


                 * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                 N/R  Investment is not rated.

                 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Portfolio of Investments
                        Nuveen Massachusetts Tax-Free Money Market Fund February 28, 1999

    Principal                                                                                                              Amortized
       Amount    Description                                                                                    Ratings*        Cost
------------------------------------------------------------------------------------------------------------------------------------
                 Education and Civic Organizations - 26.5%

$   1,500,000    Massachusetts Health and Educational Facilities Authority (Capital Asset Program), Series E,     VMIG-1  $1,500,000
                    Variable Rate Demand Bonds, 3.150%, 1/01/35+

    1,500,000    Massachusetts Health and Educational Facilities Authority, Amherst College Issue, Series F,      VMIG-1   1,500,000
                    Variable Rate Demand Bonds, 2.750%, 11/01/26+

    2,000,000    Massachusetts Industrial Finance Agency (Showa Women's Institute Boston, Inc., 1994              VMIG-1   2,000,000
                    Project), Variable Rate Demand Bonds, 3.200%, 3/15/04+

      900,000    Massachusetts Industrial Finance Agency (Emerson College Issue), Series 1995, Variable Rate         N/R     900,000
                    Demand Bonds, 2.800%, 1/01/15+

    1,000,000    Massachusetts Industrial Finance Agency, Variable Rate Demand Bonds (Massachusetts Society          A-1   1,000,000
                    for the Prevention of Cruelty to Animals Issue, Series 1997), 2.800%, 8/01/27+

    1,900,000    Massachusetts Industrial Finance Agency, Variable Rate Demand Bonds (Gordon College Issue),        A-1+   1,900,000
                    Series 1997, 2.800%, 12/01/27+

    1,000,000    Massachusetts Industrial Finance Agency, Variable Rate Demand Bonds (Eastern Nazarene              A-1+   1,000,000
                    College Issue), Series 1997, 2.800%, 10/01/27+

    1,000,000    Massachusetts Industrial Finance Agency, Variable Rate Demand Bonds (New England College of        A-1+   1,000,000
                    Optometry), Series 1997, 2.800%, 10/01/27+

------------------------------------------------------------------------------------------------------------------------------------
                 Health Care - 16.2%

    1,500,000    Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Bonds,           VMIG-1   1,500,000
                    Capital Asset Program Issue, Series A, 2.750%, 1/01/01+

    1,800,000    Massachusetts Health and Educational Facilities Authority (Brigham and Women's Hospital),        VMIG-1   1,800,000
                    Variable Rate Demand Bonds, Series 1985A, 2.800%, 7/01/17+

    1,400,000    Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Bonds,             A-1+   1,400,000
                    Newton-Wellesley Hospital Issue, Series F, 2.750%, 7/01/25+

    1,900,000    Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Bonds,           VMIG-1   1,900,000
                    Partners Healthcare System, Series P, 2.850%, 7/01/27+

------------------------------------------------------------------------------------------------------------------------------------
                 Housing/Multifamily - 14.9%

    1,900,000    Massachusetts Housing Finance Agency, Multifamily Refunding Revenue Bonds, 1995 Series A         VMIG-1   1,900,000
                    (Harbor Point), Variable Rate Demand Bonds, 2.900%, 12/01/25+

    1,800,000    Massachusetts Housing Finance Agency, Multifamily Housing Project, Refunding Bonds, Series         A-1+   1,800,000
                    1995A, Variable Rate Demand Bonds, 2.900%, 1/15/10+

    1,370,000    Massachusetts Industrial Finance Agency, Chestnut House Apartments (FHA Insured Mortgage),          A-2   1,370,000
                    Series 1992, Variable Rate Demand Bonds, 3.100%, 8/01/26+

    1,000,000    Massachusetts Industrial Finance Agency (Lower Mills Associates LP), Series 1995, Variable          N/R   1,000,000
                    Rate Demand Bonds, 2.800%, 12/01/20+
------------------------------------------------------------------------------------------------------------------------------------
                 Long-Term Care - 4.7%

    1,900,000    Massachusetts Industrial Finance Agency, Revenue Bonds (Goddard House - Series 1995),               A-1   1,900,000
                    Variable Rate Demand Bonds, 2.800%, 11/01/25+

------------------------------------------------------------------------------------------------------------------------------------
                 Tax Obligation/General - 18.5%

    1,000,000    Massachusetts Bay Transportation Authority, General Transportation, Series 1984A, Commercial     VMIG-1   1,000,000
                    Paper, 3.500%, 3/01/99

    1,800,000    Town of Chelmsford, Massachusetts, Bond Anticipation Notes, 3.250%, 6/25/99                         N/R   1,801,681

    1,180,000    Frontier Regional School District (Massachusetts), Series 1998, General Obligation Bonds,           Aaa   1,180,833
                    4.000%, 6/15/99

              Portfolio of Investments
              Nuveen Massachusetts Tax-Free Money Market Fund (continued) February 28, 1999

    Principal                                                                                                              Amortized
       Amount    Description                                                                                 Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
                 Tax Obligation/General (continued)

$     999,000    Town of Plymouth, Massachusetts, General Obligation Bonds, 4.900%, 12/15/99                      Aaa    $ 1,014,081

    1,040,000    Waltham (Massachusetts) Bond Anticipation Notes, Series 1998, 3.900%, 3/25/99                    N/R      1,043,193

    1,500,000    Woods Hole, Martha's Vineyard and Nantucket Steamship Authority, Bond Anticipation               N/R      1,501,267
                    Notes, Series 1998, 3.250%, 5/18/99
------------------------------------------------------------------------------------------------------------------------------------
                 Tax Obligation/Limited - 2.4%

    1,000,000    Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds                VMIG-1      1,000,000
                    (Series A), Variable Rate Demand Bonds, 2.600%, 7/01/28+
------------------------------------------------------------------------------------------------------------------------------------
                 Utilities - 2.4%

    1,000,000    Massachusetts Municipal Wholesale Electric Company, Series A, Commercial Paper,                  A-1      1,000,000
                    2.500%, 3/01/99
------------------------------------------------------------------------------------------------------------------------------------
                 Water and Sewer - 9.1%

    1,900,000    Massachusetts Water Resources Authority, Series 1994, Commercial Paper, 2.650%,                 A-1+      1,900,000
                    3/05/99

    1,800,000    Massachusetts Water Pollution Abatement Trust, Pooled Loan Program, Series 4,                    Aaa      1,809,609
                    4.250%, 8/01/99
------------------------------------------------------------------------------------------------------------------------------------
$  38,589,000    Total Investments - 94.7%                                                                                38,620,664
=============-----------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 5.3%                                                                      2,153,316
                 -------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                                      $ 40,773,980
                 ===================================================================================================================


                 * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                 N/R  Investment is not rated.

                 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Portfolio of Investments
                        Nuveen New York Tax-Free Money Market Fund
                        February 28, 1999

    Principal                                                                                     Amortized
       Amount    Description                                                      Ratings*             Cost
-----------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals - 4.2%

$   1,000,000    Dutchess County Industrial Development Agency,                        A-1       $1,000,000
                    Industrial Development Revenue Bonds (Toys "R" US-NYTEX
                    Inc. Facility), Series 1984, Variable Rate Demand Bonds,
                    3.025%, 11/01/19+

      500,000    Yonkers Industrial Development Agency, Series 1989,                VMIG-1          500,000
                    Civic Facility Revenue Bonds (Consumer Union Facility),
                    Variable Rate Demand Bonds, 2.600%, 7/01/19+

-----------------------------------------------------------------------------------------------------------
                 Education and Civic Organizations - 16.8%

    1,400,000    Dormitory Authority of the State of New York, New York             VMIG-1        1,400,000
                    Founding Charitable Corporation Revenue Bonds, Series
                    1997, Variable Rate Demand Bonds, 2.700%, 7/01/12+

    1,000,000    New York State Housing Finance Agency, Series 1984-A               VMIG-1        1,000,000
                    (Mt. Sinai School of Medicine), Variable Rate Demand
                    Bonds, 2.550%, 11/01/14+

    1,000,000    Nassau County Industrial Development Agency, Civic                   A-1+        1,000,000
                    Facility Revenue, Series 1989 (Cold Spring Harbor),
                    Variable Rate Demand Bonds, 3.150%, 7/01/19+

    1,500,000    New York City Trust For Cultural Resources, Series 1985            VMIG-1        1,500,000
                    (Carnegie Hall), Variable Rate Demand Bonds, 2.700%,
                    12/01/15+

    1,000,000    Syracuse Industrial Development Agency, Civic Facility             VMIG-1        1,000,000
                    Revenue, Multi-Modal Interchangeable Rate Demand Bonds,
                    Series 1993 (Syracuse University), 3.150%, 3/01/23+
-----------------------------------------------------------------------------------------------------------
                 Health Care - 4.5%

      900,000    Dormitory Authority of the State of New York,                        A-1+          900,000
                    Series 1989A (Sloan-Kettering Cancer Center),
                    Commercial Paper, 2.600%, 4/09/99

      700,000    New York State Medical Care Facilities Finance Agency              VMIG-1          700,000
                    (Lenox Hill Hospital), Variable Rate Demand Bonds,
                    Series 1990, 2.700%, 11/01/08+

-----------------------------------------------------------------------------------------------------------
                 Housing/Multifamily - 8.8%

    1,800,000    New York State Housing Finance Agency (Normandie Court),           VMIG-1        1,800,000
                    Variable Rate Demand Revenue Bonds, Series 1991A,
                    2.650%, 5/15/15+

    1,000,000    Monroe County (New York) Industrial Development Agency,            VMIG-1        1,000,000
                    Series 1998A (Collegiate Housing Foundation), Variable
                    Rate Demand Bonds, 2.850%, 10/01/28+

      300,000    New York City Housing Development Corporation (Columbus              A-1+          300,000
                    Gardens Project), Multi-Family Mortgage, Variable Rate
                    Demand Bonds, Series 1993A, 2.600%, 2/01/07+
-----------------------------------------------------------------------------------------------------------
                 Industrial/Other - 2.5%

      900,000    Guilderland Industrial Development Agency,                            P-1          900,000
                    Variable Rate Demand Bonds (Northeastern
                    Industrial Park Project), Series 1993A, 2.900%, 12/01/08+
-----------------------------------------------------------------------------------------------------------
                 Long-Term Care - 9.3%

    1,100,000    New York State Dormitory Authority, Series 1994 (St.               VMIG-1        1,100,000
                    Francis Center at the Knolls, Inc.), Variable Rate
                    Demand Bonds, 3.400%, 7/01/23+

      800,000    New York State Dormitory Authority, Series 1995                    VMIG-1          800,000
                    (Beverwyck Inc.), Variable Rate Demand Bonds, 2.750%,
                    7/01/25+

    1,400,000    County of Otsego Industrial Development Agency (New                   A-2        1,400,000
                    York), Civic Facility Revenue Bonds (St. James Retirement
                    Community Project - Letter of Credit Secured),
                    Series 1998A, Variable Rate Demand Bonds, 2.800%, 8/01/28+
-----------------------------------------------------------------------------------------------------------
                 Tax Obligation/General - 24.4%

    1,000,000    State of New York, General Obligation Environmental                  A-1+        1,000,000
                    Quality Bonds, Series 1997A, Commercial Paper, 2.750%,
                    6/11/99

    1,000,000    Brockport, New York, Central School District,                         N/R        1,000,305
                    Bonds Anticipation Notes, Series 1998, 4.000%,
                    3/30/99

                       Portfolio of Investments
                       Nuveen New York Tax-Free Money Market Fund (continued) February 28, 1999

  Principal                                                                                                               Amortized
     Amount   Description                                                                                    Ratings*          Cost
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General (continued)

$ 1,000,000   Buffalo, New York, Revenue Anticipation Notes, Series 1998A, 3.750%, 7/27/99                      MIG-1   $ 1,002,998

  1,000,000   County of Erie, New York, Revenue Anticipation Notes, Series 1998, 4.000%, 10/13/99               MIG-1     1,006,010

  1,340,000   Harrison, New York, Bonds Anticipation Notes, Series 1998, 3.250%, 12/17/99                         A-1     1,342,843

  1,000,000   New York City, General Obligation Adjustable Rate Bonds, Fiscal 1994, 3.300%, 8/15/21+           VMIG-1     1,000,000

  1,250,000   Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Series 1985, Variable       VMIG-1     1,250,000
                Rate Demand Bonds, 2.400%, 12/01/15+

  1,000,000   South Huntington Union Free School District, Suffolk County, New York, Tax Anticipation           MIG-1     1,002,003
                Notes, Series 1998-99, 3.900%, 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited - 12.6%

  1,400,000   New York Local Government Assistance Corporation, Series 1995E, Variable Rate Demand Bonds,      VMIG-1     1,400,000
                2.650%, 4/01/25+

  1,400,000   New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds,                VMIG-1     1,400,000
                Series 1998A, Variable Rate Demand Bonds, 2.550%, 3/15/28+

    640,000   New York State Job Development Authority, Series 1984E, Variable Rate Demand Bonds,              VMIG-1       640,000
                2.450%, 3/01/99

  1,000,000   Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series A),       VMIG-1     1,000,000
                Variable Rate Demand Bonds, 2.600%, 7/01/28+
-----------------------------------------------------------------------------------------------------------------------------------
              Transportation - 4.0%

  1,400,000   Metropolitan Transportation Authority (New York), Transit Facilities, Commercial Paper,            A-1+     1,400,000
                Series 1, 2.550%, 5/05/99
-----------------------------------------------------------------------------------------------------------------------------------
              Utilities - 6.8%

  1,000,000   New York State Energy Research and Development Authority, Pollution Control Revenue                 P-1     1,000,000
                (Central Hudson Gas and Electric Corporation), Variable Rate Demand Bonds,
                Series 1985B, 2.740%, 11/01/20+

  1,400,000   New York State Energy Research and Development Authority, Pollution Control Revenue                 P-1     1,400,000
                Refunding, Series 1987A (Niagara Mohawk Power Corporation), Variable Rate Demand Bonds,
                3.150%, 3/01/27+
-----------------------------------------------------------------------------------------------------------------------------------
              Water and Sewer - 5.9%

    500,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,           VMIG-1       500,000
                Fiscal 1996, Series A, Variable Rate Demand Bonds, 3.600%, 6/15/25+

  1,600,000   New York City Municipal Water Finance Authority, Series 3, Commercial Paper, 2.950%, 3/31/99       A-1+     1,600,000
-----------------------------------------------------------------------------------------------------------------------------------
$35,230,000   Total Investments - 99.8%                                                                                  35,244,159
===========------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.2%                                                                           59,282
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                        $ 35,303,441
              =====================================================================================================================

*    Ratings (not covered by the report of Independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

N/R  Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

Statement of Net Assets
February 28, 1999

                                                                       Reserves          California   Massachusetts       New York
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal
  securities, at amortized cost,
  which approximates market value (note 1)                         $251,244,717        $174,876,002     $38,620,664    $35,244,159
Cash                                                                    710,640             953,637       2,126,544         40,622
Receivables:
  Interest                                                            1,278,955             837,406         160,793        149,131
  Investments sold                                                           --           1,100,000         100,000             --
Other assets                                                             12,293              12,111           2,542          1,888
------------------------------------------------------------------------------------------------------------------------------------
  Total assets                                                      253,246,605         177,779,156      41,010,543     35,435,800
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 4)                                               82,395              50,340           6,112          6,942
  12b-1 fees (note 4)                                                    78,250              97,804          36,686          7,030
  Other                                                                 291,268              44,149         131,312         64,514
Dividends payable                                                       440,536             271,705          62,453         53,873
------------------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                     892,449             463,998         236,563        132,359
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)               $252,354,156        $177,315,158     $40,773,980    $35,303,441
====================================================================================================================================
Shares outstanding:
  Service Plan series                                                        --         113,761,490       5,797,639      2,180,165
  Distribution Plan series                                                   --          60,141,853      29,216,823     33,106,609
  Institutional series                                                       --           3,411,815       5,759,518         16,667
------------------------------------------------------------------------------------------------------------------------------------
Total shares outstanding                                            252,354,156         177,315,158      40,773,980     35,303,441
====================================================================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                              $1.00               $1.00           $1.00          $1.00
====================================================================================================================================

See accompanying notes to financial statements.

Statement of Operations
Year Ended February 28, 1999

                                                                                                                          Reserves
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                                                                             $ 9,191,624
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                                                                                 1,278,530
12b-1 fees (note 4)                                                                                                        114,670
Shareholders' servicing agent fees and expenses                                                                            467,836
Custodian's fees and expenses                                                                                               57,271
Directors' fees and expenses (note 4)                                                                                        6,332
Professional fees                                                                                                            7,898
Shareholders' reports - printing and mailing
 expenses                                                                                                                   64,081
Federal and state registration fees                                                                                         30,239
Other expenses                                                                                                              22,630
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                                                                              2,049,487
  Expense reimbursement (note 4)                                                                                          (131,692)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                             1,917,795
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    7,273,829
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                             $ 7,273,829
===================================================================================================================================

                                                                                               California
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Service Plan   Distribution Plan   Institutional
                                                                         Series              Series          Series          Total
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                         $  3,326,165        $  1,945,652     $   775,161    $ 6,046,978
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                                398,130             232,037          88,807        718,974
12b-1 fees (note 4)                                                     116,329              23,295              --        139,624
Shareholders' servicing agent fees and expenses                           4,940              50,097             503         55,540
Custodian's fees and expenses                                            26,866              15,603           5,254         47,723
Directors' fees and expenses (note 4)                                     2,538               1,459             470          4,467
Professional fees                                                         8,214               4,807           1,627         14,648
Shareholders' reports - printing and mailing
 expenses                                                                15,987              32,130             114         48,231
Federal and state registration fees                                       5,742                  74              --          5,816
Other expenses                                                            9,026               4,960             390         14,376
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                             587,772             364,462          97,165      1,049,399
   Expense reimbursement (note 4)                                       (40,407)            (45,455)             (5)       (85,867)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            547,365             319,007          97,160        963,532
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,778,800           1,626,645         678,001      5,083,446
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $  2,778,800        $  1,626,645     $   678,001    $ 5,083,446
===================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                      Massachusetts
------------------------------------------------------------------------------------------------------------------------
                                                         Service Plan   Distribution Plan   Institutional
                                                               Series              Series          Series         Total
------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                   $192,454          $  978,563        $159,275    $1,330,292
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                       23,310             118,822          19,675       161,807
12b-1 fees (note 4)                                             6,855              24,760              --        31,615
Shareholders' servicing agent fees and expenses                 3,466              39,118           4,838        47,422
Custodian's fees and expenses                                   4,762              22,949           3,611        31,322
Directors' fees and expenses (note 4)                             214               1,242             217         1,673
Professional fees                                               1,836               9,324           1,614        12,774
Shareholders' reports - printing and mailing expenses           1,053              28,872             243        30,168
Federal and state registration fees                             1,030               3,336           1,875         6,241
Other expenses                                                    530               2,669             443         3,642
------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                    43,056             251,092          32,516       326,664
  Expense reimbursement (note 4)                              (11,007)            (87,712)         (5,461)     (104,180)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   32,049             163,380          27,055       222,484
------------------------------------------------------------------------------------------------------------------------
Net investment income                                         160,405             815,183         132,220     1,107,808
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $160,405          $  815,183        $132,220    $1,107,808
========================================================================================================================

                                                                                        New York
------------------------------------------------------------------------------------------------------------------------
                                                         Service Plan   Distribution Plan   Institutional
                                                               Series              Series          Series         Total
------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                   $ 63,330          $1,004,812        $    546    $1,068,688
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                        7,913             123,465              66       131,444
12b-1 fees (note 4)                                             1,992               8,464              --        10,456
Shareholders' servicing agent fees and expenses                 1,323              40,239              41        41,603
Custodian's fees and expenses                                   1,535              22,864              13        24,412
Directors' fees and expenses (note 4)                             150               2,385               1         2,536
Professional fees                                                 337               4,037               3         4,377
Shareholders' reports - printing and mailing expenses             884              18,161              44        19,089
Federal and state registration fees                               429                  96              --           525
Other expenses                                                    165               1,086               1         1,252
------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                    14,728             220,797             169       235,694
 Expense reimbursement (note 4)                                (3,849)            (51,033)            (77)      (54,959)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   10,879             169,764              92       180,735
------------------------------------------------------------------------------------------------------------------------
Net investment income                                          52,451             835,048             454       887,953
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $ 52,451          $  835,048        $    454    $  887,953
========================================================================================================================

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets

                                                                                                   Reserves
----------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended      Year Ended
                                                                                              2/28/99         2/28/98
----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                   $   7,273,829   $   8,301,248
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                  7,273,829       8,301,248
----------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                                     (7,273,829)     (8,301,248)
----------------------------------------------------------------------------------------------------------------------
Common Share Transactions
(at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                                          159,407,682     175,436,062
Net proceeds from shares issued to shareholders due to reinvestment of distributions        6,997,731       7,880,661
----------------------------------------------------------------------------------------------------------------------
                                                                                          166,405,413     183,316,723
Cost of shares redeemed                                                                  (184,774,094)   (216,681,366)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                             (18,368,681)    (33,364,643)
Net assets at the beginning of year                                                       270,722,837     304,087,480
----------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                           $ 252,354,156   $ 270,722,837
======================================================================================================================

                                 See accompanying notes to financial statements.
17

                                                                                             California
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended 2/28/99
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        Series              Series          Series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   2,778,800        $  1,626,645   $     678,001   $   5,083,446
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           2,778,800           1,626,645         678,001       5,083,446
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (2,778,800)         (1,626,645)       (678,001)     (5,083,446)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                   295,788,047          50,528,459      92,428,289     438,744,795
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               2,604,802           1,475,584         406,037       4,486,423
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   298,392,849          52,004,043      92,834,326     443,231,218
Cost of shares redeemed                                           (271,546,956)        (46,651,143)   (108,213,403)   (426,411,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       26,845,893           5,352,900     (15,379,077)     16,819,716
Net assets at the beginning of year                                 86,915,597          54,788,953      18,790,892     160,495,442
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $ 113,761,490        $ 60,141,853   $   3,411,815   $ 177,315,158
===================================================================================================================================

                                                                                             California
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended 2/28/98
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        Series              Series          Series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   2,435,939        $  1,676,605   $     758,859   $   4,871,403
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           2,435,939           1,676,605         758,859       4,871,403
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (2,435,939)         (1,676,605)       (758,859)     (4,871,403)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                   161,050,966          31,802,629     101,301,804     294,155,399
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               2,277,888           1,512,816              18       3,790,722
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   163,328,854          33,315,445     101,301,822     297,946,121
Cost of shares redeemed                                           (171,719,687)        (36,016,099)   (115,353,497)   (323,089,283)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       (8,390,833)         (2,700,654)    (14,051,675)    (25,143,162)
Net assets at the beginning of year                                 95,306,430          57,489,607      32,842,567     185,638,604
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  86,915,597        $ 54,788,953   $  18,790,892   $ 160,495,442
===================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                           Massachusetts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended 2/28/99
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        Series              Series          Series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $     160,405        $    815,183   $     132,220   $   1,107,808
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             160,405             815,183         132,220       1,107,808
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (160,405)           (815,183)       (132,220)     (1,107,808)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                     9,072,701          31,932,823      10,603,858      51,609,382
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 161,161             810,289          32,751       1,004,201
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     9,233,862          32,743,112      10,636,609      52,613,583
Cost of shares redeemed                                             (9,521,677)        (29,446,506)    (10,454,718)    (49,422,901)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions         (287,815)          3,296,606         181,891       3,190,682
Net assets at the beginning of year                                  6,085,454          25,920,217       5,577,627      37,583,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $   5,797,639        $ 29,216,823   $   5,759,518   $  40,773,980
===================================================================================================================================

                                                                                           Massachusetts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended 2/28/98
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        Series              Series          Series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $     251,426        $    826,655   $     142,493   $   1,220,574
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             251,426             826,655         142,493       1,220,574
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (251,426)           (826,655)       (142,493)     (1,220,574)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    11,631,756          20,106,738      11,348,896      43,087,390
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 252,889             812,123          21,738       1,086,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    11,884,645          20,918,861      11,370,634      44,174,140
Cost of shares redeemed                                            (15,763,455)        (22,081,518)     (9,770,347)    (47,615,320)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       (3,878,810)         (1,162,657)      1,600,287      (3,441,180)
Net assets at the beginning of year                                  9,964,264          27,082,874       3,977,340      41,024,478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $   6,085,454        $ 25,920,217   $   5,577,627   $  37,583,298
===================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                      New York
---------------------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended 2/28/99
---------------------------------------------------------------------------------------------------------------------------
                                                           Service Plan   Distribution Plan   Institutional
                                                                 Series              Series          Series          Total
---------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                       $    52,451        $    835,048         $   454   $    887,953
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       52,451             835,048             454        887,953
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                          (52,451)           (835,048)           (454)      (887,953)
---------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                              2,834,704          16,651,466              --     19,486,170
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                           29,489             810,058              --        839,547
---------------------------------------------------------------------------------------------------------------------------
                                                              2,864,193          17,461,524              --     20,325,717
Cost of shares redeemed                                      (2,089,547)        (13,209,032)             --    (15,298,579)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions              774,646           4,252,492              --      5,027,138
Net assets at the beginning of year                           1,405,519          28,854,117          16,667     30,276,303
---------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                               $ 2,180,165        $ 33,106,609         $16,667   $ 35,303,441
===========================================================================================================================

                                                                                      New York
---------------------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended 2/28/98
---------------------------------------------------------------------------------------------------------------------------
                                                           Service Plan   Distribution Plan   Institutional
                                                                 Series              Series          Series          Total
---------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                       $    16,929        $    839,227         $   516   $    856,672
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       16,929             839,227             516        856,672
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                          (16,929)           (839,227)           (516)      (856,672)
---------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                              1,014,732          14,585,479              --     15,600,211
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                           13,306             854,990              --        868,296
---------------------------------------------------------------------------------------------------------------------------
                                                              1,028,038          15,440,469              --     16,468,507
Cost of shares redeemed                                         (36,590)        (12,701,915)             --    (12,738,505)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions              991,448           2,738,554              --      3,730,002
Net assets at the beginning of year                             414,071          26,115,563          16,667     26,546,301
---------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                               $ 1,405,519        $ 28,854,117         $16,667   $ 30,276,303
===========================================================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements


1. General Information and Significant Accounting Policies
The Money Market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund ("California") and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts ("Massachusetts") and New York ("New York") Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

In early February, the Board of Directors of Massachusetts approved the closure of the Fund. After the close of business on March 12, 1999, Massachusetts will be closed to new investments, including new accounts and purchases by existing shareholders. John Nuveen & Co. Incorporated, a wholly owned subsidiary of The John Nuveen Company and the principal underwriter of Massachusetts, is in the process of liquidating all remaining shareholder accounts and distributing final dividends. As a result, Massachusetts has changed its basis of accounting to the liquidation basis. Adoption of the liquidation basis of accounting had no material affect on the financial statements of Massachusetts as assets and liabilities are already stated at fair value.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 28, 1999, the dollar-weighted average life was 37 days for Reserves, 29 days for California, 33 days for Massachusetts and 39 days for New York).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 1999, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California, Massachusetts and New York Funds, to retain such tax exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 1999, have been designated Exempt Interest Dividends. Net realized capital gain distributions, if any, are subject to federal taxation.

Insurance Commitments

Commitments have been obtained (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity.

Effective April 1, 1999, the Funds purchased liability insurance to protect against a decline in the value of securities held in the Funds' Portfolio of Investments caused by the default of securities owned by the Funds. This policy replaces the similar insurance policy from MBIA Insurance Corp. described above. The insurance covers substantially all of the Funds' investments except U.S. government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Funds pay the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Funds maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Derivative Financial Instruments

The Funds may invest in transactions in certain derivative financial instruments, including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 1999.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Securities Transactions
Purchases and sales (including maturities) of investments in short-term municipal securities during the fiscal year ended February 28, 1999, were as follows:

                            Reserves    California  Massachusetts     New York
------------------------------------------------------------------------------
Purchases               $657,972,030  $682,756,566    $67,167,093  $57,663,863
Sales and Maturities     675,535,000   667,008,000     64,825,000   51,750,000
==============================================================================

At February, 28, 1999, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

3. Composition of Net Assets
At February 28, 1999, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                                    Reserves         California     Massachusetts           New York
--------------------------------------------------------------------------------------------------------------------
Capital paid in:
 Service Plan series                          $           --     $  113,761,490    $    5,797,639     $    2,180,165
 Distribution Plan series                                 --         60,141,853        29,216,823         33,106,609
 Institutional series                                     --          3,411,815         5,759,518             16,667
--------------------------------------------------------------------------------------------------------------------
Net assets                                    $  252,354,156     $  177,315,158    $   40,773,980     $   35,303,441
====================================================================================================================
Authorized shares                              2,000,000,000      2,350,000,000     2,500,000,000      2,500,000,000
====================================================================================================================

4. Management Fees and Other Transactions with Affiliates
Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:





                                            Management Fees
                                       --------------------------
Average Daily Net Asset Value          Reserves        CA, MA, NY
-----------------------------------------------------------------
For the first $500 million            .500 of 1%       .400 of 1%
For the next $500 million             .475 of 1        .375 of 1
For net assets over $1 billion        .450 of 1        .350 of 1
=================================================================

22

Also, pursuant to a distribution agreement with the Funds, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and the Distributor pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and
 .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. Investment Composition
At February 28, 1999, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                           Reserves        California        Massachusetts        New York
----------------------------------------------------------------------------------------------------------
Basic Materials                                  5%               --%                  --%             --%
Capital Goods                                    4                --                   --              --
Consumer Cyclicals                               4                --                   --               4
Consumer Staples                                --                 4                   --              --
Education and Civic Organizations                7                --                   28              17
Health Care                                     19                16                   17               5
Housing/Multifamily                              1                17                   16               9
Industrial/Other                                 7                --                   --               3
Long-Term Care                                  13                 5                    5               9
Tax Obligation/General                          18                23                   19              24
Tax Obligation/Limited                           5                18                    2              12
Transportation                                  --                 4                   --               4
Utilities                                       12                 4                    3               7
Water and Sewer                                  5                 9                   10               6
----------------------------------------------------------------------------------------------------------
                                               100%              100%                 100%            100%
==========================================================================================================

At February 28, 1999, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (87% for Reserves, 89% for California, 74% for Massachusetts and 91% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

              Financial Highlights

              Selected data for a share outstanding throughout each period is as follows:

                                                                                            Ratios/Supplemental Data
                                                                           ---------------------------------------------------------
                                                                                                      Ratio                    Ratio
                                                                                                     of Net                   of Net
RESERVES                                                                              Ratio of   Investment     Ratio of  Investment
                                                 Less                                 Expenses       Income     Expenses   Income to
                                        Distributions                               to Average   to Average   to Average     Average
                Beginning          Net       from Net   Ending             Ending   Net Assets   Net Assets   Net Assets  Net Assets
                      Net      Invest-        Invest-      Net                Net       Before       Before        After       After
Year Ended          Asset         ment           ment    Asset     Total   Assets   Reimburse-   Reimburse-   Reimburse-  Reimburse-
February 28/29,     Value   Income (a)         Income    Value    Return    (000)         ment         ment     ment (a)    ment (a)
------------------------------------------------------------------------------------------------------------------------------------
   1999            $1.00          $.03         $(.03)   $1.00     2.85%   $252,354        .80%       2.79%        .75%       2.84%
   1998             1.00           .03          (.03)    1.00     3.02     270,723        .81        2.96         .75        3.02
   1997             1.00           .03          (.03)    1.00     2.87     304,087        .80        2.82         .75        2.87
   1996             1.00           .03          (.03)    1.00     3.23     339,662        .79        3.18         .75        3.22
   1995             1.00           .03          (.03)    1.00     2.46     351,606        .78        2.40         .75        2.43
------------------------------------------------------------------------------------------------------------------------------------

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

              Selected data for a share outstanding throughout each period is as follows:


                                                                                             Ratios/Supplemental Data
                                                                           ---------------------------------------------------------
                                                                                                      Ratio                    Ratio
                                                                                                     of Net                   of Net
CALIFORNIA                                                                            Ratio of   Investment     Ratio of  Investment
                                                 Less                                 Expenses       Income     Expenses   Income to
                                        Distributions                               to Average   to Average   to Average     Average
                Beginning          Net       from Net   Ending             Ending   Net Assets   Net Assets   Net Assets  Net Assets
                      Net      Invest-        Invest-      Net                Net       Before       Before        After       After
Year Ended          Asset         ment           ment    Asset     Total   Assets   Reimburse-   Reimburse-   Reimburse-  Reimburse-
February 28/29,     Value   Income (a)         Income    Value    Return    (000)         ment         ment     ment (a)    ment (a)
------------------------------------------------------------------------------------------------------------------------------------
1999
 Service Plan      $1.00         $.03          $(.03)    $1.00     2.81%   $113,761       .59%        2.75%        .55%      2.79%
 series
 Distribution       1.00          .03           (.03)     1.00     2.81      60,142       .63         2.72         .55       2.80
 Plan series
 Institutional      1.00          .03           (.03)     1.00     2.92       3,412       .44         3.05         .44       3.05
 series
1998
 Service Plan       1.00          .03           (.03)     1.00     3.13      86,916       .58         3.09         .55       3.12
 series
 Distribution       1.00          .03           (.03)     1.00     3.13      54,789       .66         3.02         .55       3.13
 Plan series
 Institutional      1.00          .03           (.03)     1.00     3.22      18,791       .47         3.22         .47       3.22
 series
1997
 Service Plan       1.00          .03           (.03)     1.00     2.94      95,306       .59         2.89         .55       2.93
 series
 Distribution       1.00          .03           (.03)     1.00     2.94      57,490       .61         2.87         .55       2.93
 Plan series
 Institutional      1.00          .03           (.03)     1.00     3.02      32,843       .46         3.01         .46       3.01
 series
1996
 Service Plan       1.00          .03           (.03)     1.00     3.32      70,722       .56         3.28         .54       3.30
 series
 Distribution       1.00          .03           (.03)     1.00     3.31      73,020       .62         3.23         .55       3.30
 Plan series
 Institutional      1.00          .03           (.03)     1.00     3.40      34,392       .46         3.39         .46       3.39
 series
1995
 Service Plan       1.00          .03           (.03)     1.00     2.59      41,772       .59         2.15         .55       2.19
 series
 Distribution       1.00          .03           (.03)     1.00     2.60      67,157       .64         2.47         .55       2.56
 Plan series
 Institutional      1.00          .03           (.03)     1.00     2.69      50,772       .47         2.74         .47       2.74
 series
------------------------------------------------------------------------------------------------------------------------------------

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

              Selected data for a share outstanding throughout each period is as follows:


                                                                                             Ratios/Supplemental Data
                                                                           ---------------------------------------------------------
                                                                                                      Ratio                    Ratio
                                                                                                     of Net                   of Net
MASSACHUSETTS                                                                         Ratio of   Investment     Ratio of  Investment
                                                 Less                                 Expenses       Income     Expenses   Income to
                                        Distributions                               to Average   to Average   to Average     Average
                Beginning          Net       from Net   Ending             Ending   Net Assets   Net Assets   Net Assets  Net Assets
                      Net      Invest-        Invest-      Net                Net       Before       Before        After       After
Year Ended          Asset         ment           ment    Asset     Total   Assets   Reimburse-   Reimburse-   Reimburse-  Reimburse-
February 28/29,     Value   Income (a)         Income    Value    Return    (000)         ment         ment     ment (a)    ment (a)
------------------------------------------------------------------------------------------------------------------------------------
1999
 Service Plan       $1.00     $.03             $(.03)   $1.00     2.76%   $ 5,798         .74%        2.56%      .55%       2.75%
 series
 Distribution        1.00      .03              (.03)    1.00     2.76     29,217         .85         2.44       .55        2.74
 Plan series
 Institutional       1.00      .03              (.03)    1.00     2.76      5,760         .66         2.58       .55        2.69
 series
1998
 Service Plan        1.00      .03              (.03)    1.00     3.05      6,085         .89         2.71       .55        3.05
 series
 Distribution        1.00      .03              (.03)    1.00     3.05     25,920         .95         2.65       .55        3.05
 Plan series
 Institutional       1.00      .03              (.03)    1.00     3.05      5,578         .68         2.91       .55        3.04
 series
1997
 Service Plan        1.00      .03              (.03)    1.00     2.84      9,964         .74         2.64       .55        2.83
 series
 Distribution        1.00      .03              (.03)    1.00     2.84     27,083         .90         2.49       .55        2.84
 Plan series
 Institutional       1.00      .03              (.03)    1.00     2.84      3,977         .61         2.78       .55        2.84
 series
1996
 Service Plan        1.00      .03              (.03)    1.00     3.17     38,251         .63         3.06       .55        3.14
 series
 Distribution        1.00      .03              (.03)    1.00     3.17     26,279         .84         2.87       .55        3.16
 Plan series
 Institutional       1.00      .03              (.03)    1.00     3.18      3,550         .57         3.12       .54        3.15
 series
1995
 Service Plan        1.00      .03              (.03)    1.00     2.53     27,732         .61         2.49       .55        2.55
 series
 Distribution        1.00      .03              (.03)    1.00     2.53     24,237         .82         2.28       .55        2.55
 Plan series
 Institutional       1.00      .03              (.03)    1.00     2.61      1,036         .47         2.63       .47        2.63
 series
------------------------------------------------------------------------------------------------------------------------------------

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

              Selected data for a share outstanding throughout each period is as follows:


Ratios/Supplemental Data

NEW YORK
                                                              Less
                                                     Distributions
                              Beginning         Net       from Net   Ending
                                    Net     Invest-        Invest-      Net
Year Ended                        Asset        ment           ment    Asset    Total
February 28/29,                   Value  Income (a)         Income    Value   Return
-------------------------------------------------------------------------------------
1999
  Service Plan series             $1.00        $.03         $(.03)    $1.00     2.73%
  Distribution Plan series         1.00         .03          (.03)     1.00     2.73
  Institutional series             1.00         .03          (.03)     1.00     2.74
1998
  Service Plan series              1.00         .03          (.03)     1.00     3.10
  Distribution Plan series         1.00         .03          (.03)     1.00     3.10
  Institutional series             1.00         .03          (.03)     1.00     3.10
1997
  Service Plan series              1.00         .03          (.03)     1.00     2.90
  Distribution Plan series         1.00         .03          (.03)     1.00     2.90
  Institutional series             1.00         .03          (.03)     1.00     2.90
1996
  Service Plan series              1.00         .03          (.03)     1.00     3.20
  Distribution Plan series         1.00         .03          (.03)     1.00     3.20
  Institutional series             1.00         .03          (.03)     1.00     3.20
1995
  Service Plan series              1.00         .02          (.02)     1.00     2.36
  Distribution Plan series         1.00         .02          (.02)     1.00     2.37
  Institutional series             1.00         .02          (.02)     1.00     2.28
=====================================================================================

                                                              Ratios/Supplemental Data
                                -------------------------------------------------------------------
                                                                Ratio                         Ratio
                                                               of Net                        of Net
                                              Ratio of     Investment       Ratio of     Investment
                                              Expenses         Income       Expenses      Income to
                                            to Average     to Average     to Average        Average
                                 Ending     Net Assets     Net Assets     Net Assets     Net Assets
                                    Net         Before         Before          After          After
Year Ended                       Assets     Reimburse-     Reimburse-     Reimburse-     Reimburse-
February 28/29,                   (000)           ment           ment       ment (a)       ment (a)
---------------------------------------------------------------------------------------------------
1999
  Service Plan series           $ 2,180            .74%          2.46%           .55%          2.65%
  Distribution Plan series       33,107            .72           2.54            .55           2.71
  Institutional series               17           1.01           2.26            .55           2.72
1998
  Service Plan series             1,406           1.20           2.38            .55           3.03
  Distribution Plan series       28,854            .89           2.75            .55           3.09
  Institutional series               17           1.13           2.52            .55           3.10
1997
  Service Plan series               414           1.27           2.17            .55           2.89
  Distribution Plan series       26,116            .92           2.52            .55           2.89
  Institutional series               17           1.12           2.33            .55           2.90
1996
  Service Plan series               554           1.92           1.82            .55           3.19
  Distribution Plan series       31,631            .94           2.80            .55           3.19
  Institutional series               17           1.38           2.37            .55           3.20
1995
  Service Plan series               640            .95           1.98            .55           2.38
  Distribution Plan series       29,798            .79           2.14            .55           2.38
  Institutional series               17           2.14            .79            .55           2.38
===================================================================================================

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

Report of Independent Public Accountants


To the Board of Directors and Shareholders of Nuveen Tax-Free Reserves, Inc.
Nuveen California Tax-Free Fund, Inc.
Nuveen Tax-Free Money Market Fund, Inc.:


We have audited the accompanying statements of net assets of Nuveen Tax-Free Reserves, Inc. (a Maryland Corporation), Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) (a Maryland Corporation) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts (in the process of liquidation) and New York Tax-Free Money Market Funds) (a Minnesota Corporation), including the portfolios of investments, as of February 28, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, John Nuveen & Co. Incorporated notified the shareholders of its intention to liquidate Nuveen Massachusetts Tax-Free Money Market Fund ("Massachusetts"). Massachusetts will cease operations after the close of business on May 7, 1999. As a result, Massachusetts has changed its basis of accounting to the liquidation basis. Adoption of the liquidation basis of accounting had no material affect on the financial statements of Massachusetts as assets and liabilities are already stated at fair value.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Free Fund, Inc. and Nuveen Tax-Free Money Market Fund, Inc. as of February 28, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Chicago, Illinois
April 12, 1999

Building a Better Portfolio
Can Make You a Successful Investor


Nuveen Family
of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Dividend and Growth Fund

Income
Income Fund

Tax-Free Income

National Funds
Long-Term
Insured
Intermediate-Term
Limited Term

State Funds
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin


Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk, and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals.

Mutual Funds
Nuveen offers a family of equity, balanced, and municipal bond funds featuring Premier Advisers/SM/ including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies, and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.

Private Asset Management
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced, and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

Defined Portfolios
Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Exchange-Traded Funds
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MuniPreferred(R)

Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information


Board of Directors
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and
Shareholder Services
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Serving Investors for Generations


[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and tax-free income funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com